Transactions with Related Parties (Details) - USD ($) $ in Thousands	4 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2016	Aug. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2021	Oct. 30, 2020	Nov. 30, 2012
General and administrative expenses				$ 33,702	$ 36,194	$ 26,640
Other long-term liabilities and deferred income	$ 5,958			660	5,958
Goldland Anonymos Eteria
Annual lease payments of office				0
Acropolis
Commissions paid					0	0	$ 0
Trade accounts payable	76			76	76
NSM
General and administrative expenses	2,952			$ 9,371
Administrative services agreement term in years				5 years
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee										$ 20,000
Navios Partners Agreement | Guarantee claim
Trade accounts payable								$ 5,000	$ 5,000
Other long-term liabilities and deferred income	10,000			$ 5,000	$ 10,000
Navios Logistics Agreement
General and administrative expenses	$ 381		$ 763	$ 1,144		$ 1,000
Termination date of the administrative services agreement		December 2021